Consolidated Statements of Comprehensive (Loss)/ Income (Parenthetical)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Financing income	$ 559,793,395	¥ 3,642,183,767	¥ 1,271,455,857	¥ 153,554,326
Cost of revenue	135,383,529	880,845,857	267,862,006	148,416,681
Sales and marketing	66,358,691	431,749,549	182,457,597	192,602,650
Key Management and their Immediate Families [Member]
Financing income	699	4,551	90,539	133,380
Related Party Transaction [Member]
Cost of revenue	33,968,496	221,009,227	47,336,686	8,185,069
Sales and marketing	$ 36,597,600	¥ 238,114,969	¥ 36,149,807	¥ 0